Note 16 - Forward Contract (Details Textual) - USD ($)	12 Months Ended			31 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 12, 2022	Nov. 12, 2020
Stock Issued During Period, Value, New Issues		$ 111,594,000	$ 68,566,000
Unrealized Gain (Loss) on Derivatives	$ 444,000	(0)	$ (0)
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Derivative Liability, Total		$ 278,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Forward Liability [Member]
Derivative Liability, Total					$ 278,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Forward Contract [Member]
Derivative Asset, Total	166,000
Unrealized Gain (Loss) on Derivatives	$ 444,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Additional Series A-2 Preferred Shares [Member] | Forecast [Member]
Stock Issued During Period, Value, New Issues				$ 1,990,000
Shares Issued, Price Per Share (in dollars per share)				$ 2.5125